Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m

Cost

At 1 January 2023	112	292	404

Additions	1	20	21

Fully depreciated assets written off	–	(15)	(15)

Disposals	(2)	(3)	(5)

Exchange and other adjustments	–	6	6

At 31 December 2023	111	300	411

Additions	–	27	27

Fully depreciated assets written off	(3)	(27)	(30)

Disposals	(8)	(8)	(16)

Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2024	99	288	387

Depreciation and impairment

At 1 January 2023	(51)	(196)	(247)

Provided	(6)	(18)	(24)

System Fund expense	–	(4)	(4)

Fully depreciated assets written off	–	15	15

Disposals	2	3	5

Exchange and other adjustments	1	(4)	(3)

At 31 December 2023	(54)	(204)	(258)

Provided	(3)	(21)	(24)

System Fund expense	–	(4)	(4)

Impairment reversal	–	3	3

Fully depreciated assets written off	3	27	30

Disposals	–	8	8

Exchange and other adjustments	1	3	4

At 31 December 2024	(53)	(188)	(241)

Net book value

At 31 December 2024	46	100	146

At 31 December 2023	57	96	153

At 1 January 2023	61	96	157